Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
FaZe Clan Inc.[Member]
Commitments and Contingencies (Tables) [Line Items]
Schedule of future minimum lease payment
Years ending December 31,	(in thousands)
2022	$2,834
2023	2,895
2024	1,977
2025	5
2026	3
Total minimum lease payment	$7,714